Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	R$ 10,726,448	R$ 10,726,448
Beginning balance	10,726,448
Ending balance	11,681,575	10,726,448
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	12,540,013	10,617,938
Beginning balance	12,540,013	10,617,938
Additions	2,197,316	1,975,298
Disposals	(221,944)	(41,464)
Transfers	(33,106)	(255)
Business combinations	20,603	(9,072)
Discontinued operation		(2,432)
Ending balance	14,502,882	12,540,013
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,813,565)	(812,051)
Beginning balance	(1,813,565)	(812,051)
Additions	(1,232,983)	(1,018,020)
Disposals	199,394	23,437
Transfers	25,847	(7,646)
Discontinued operation		715
Ending balance	(2,821,307)	(1,813,565)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	787,544	787,544
Beginning balance	787,544
Ending balance	772,596	787,544
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,043,437	859,957
Beginning balance	1,043,437	859,957
Additions	38
Disposals	(2,239)	(3,322)
Transfers	28,859	190,537
Business combinations		(3,137)
Discontinued operation		(598)
Ending balance	1,070,095	1,043,437
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(255,893)	(118,056)
Beginning balance	(255,893)	(118,056)
Additions	(41,343)	(44,246)
Disposals	234	431
Transfers	(497)	(94,165)
Discontinued operation		143
Ending balance	(297,499)	(255,893)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	428,565	428,565
Beginning balance	428,565
Ending balance	530,252	428,565
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	716,310	663,223
Beginning balance	716,310	663,223
Additions	5,911	1,933
Disposals	(106,088)	(1,242)
Transfers	255,398	58,491
Business combinations	2,867	(5,952)
Discontinued operation		(143)
Ending balance	874,398	716,310
Machinery, equipment and facilities [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(287,745)	(218,925)
Beginning balance	(287,745)	(218,925)
Additions	(135,580)	(65,671)
Disposals	93,592	127
Transfers	(14,413)	(3,373)
Discontinued operation		97
Ending balance	(344,146)	(287,745)
Railcars and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,528,172	4,528,172
Beginning balance	4,528,172
Ending balance	4,849,944	4,528,172
Railcars and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	5,270,469	4,235,037
Beginning balance	5,270,469	4,235,037
Additions	14,835	23,965
Disposals	(125,206)	(823)
Transfers	935,497	1,012,290
Ending balance	6,095,595	5,270,469
Railcars and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(742,297)	(248,686)
Beginning balance	(742,297)	(248,686)
Additions	(643,683)	(498,764)
Disposals	99,753	440
Transfers	40,576	4,713
Ending balance	(1,245,651)	(742,297)
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	3,932,628	3,932,628
Beginning balance	3,932,628
Ending balance	4,186,339	3,932,628
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,474,856	3,568,597
Beginning balance	4,474,856	3,568,597
Additions	3,729	46,010
Disposals	(3,695)	(7,409)
Transfers	661,226	867,658
Ending balance	5,136,116	4,474,856
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(542,228)	(209,308)
Beginning balance	(542,228)	(209,308)
Additions	(395,677)	(328,856)
Disposals	749	3,048
Transfers	(12,621)	(7,112)
Ending balance	(949,777)	(542,228)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	708,580	708,580
Beginning balance	708,580
Ending balance	986,102	708,580
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	708,580	824,034
Beginning balance	708,580	824,034
Additions	2,171,507	1,864,015
Disposals	25,350	(3,698)
Transfers	(1,919,335)	(1,975,108)
Discontinued operation		(663)
Ending balance	986,102	708,580
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	340,959	340,959
Beginning balance	340,959
Ending balance	356,342	340,959
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	326,361	467,090
Beginning balance	326,361	467,090
Additions	1,296	39,375
Disposals	(10,066)	(24,970)
Transfers	5,249	(154,123)
Business combinations	17,736	17
Discontinued operation		(1,028)
Ending balance	340,576	326,361
Other [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	14,598	(17,076)
Beginning balance	14,598	(17,076)
Additions	(16,700)	(80,483)
Disposals	5,066	19,391
Transfers	12,802	92,291
Discontinued operation		475
Ending balance	R$ 15,766	R$ 14,598